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                                                      Deutsche Asset Management


BT Investment Funds
Intermediate Tax Free - Investment Class

Supplement dated August 24, 2000 to Prospectus dated January 31, 2000

Effective August 24, 2000, the Fund will cease establishing new accounts.

              Please Retain This Supplement for Future Reference


1667SUPP (8/00)

CUSIP: 055922801

                                                       A Member of the
                                                       Deutsche Bank Group [/]